Fair Value Measurements (Details Textual) - USD ($)	5 Months Ended	12 Months Ended
	May 26, 2020	Dec. 31, 2017
Fair Value Measurements (Textual)
Number of shares sold by company		4,600,000
Subsequent Event [Member]
Fair Value Measurements (Textual)
Number of shares sold by company	12,500,000
Amount available-for-sale securities for cash consideration	$ 7,500,000